Investment Portfolio - September 30, 2023

(unaudited)

UNCONSTRAINED BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]		VALUE

PREFERRED STOCKS - 0.3%

Information Technology - 0.3%
Software - 0.3%
Argo Blockchain plc (United Kingdom), 8.75%, 11/30/2026		71,086	$473,433
Greenidge Generation Holdings, Inc., 8.50%, 10/31/2026		70,000	441,000
Synchronoss Technologies, Inc., 8.375%, 6/30/2026		74,489	1,370,597
TOTAL PREFERRED STOCKS (Identified Cost $5,374,954)			2,285,030

CORPORATE BONDS - 18.7%

Non-Convertible Corporate Bonds- 18.7%
Communication Services - 2.2%
Entertainment - 1.0%
MGI Media and Games Invest SE (Sweden) (3 mo. EURIBOR + 6.250%), 10.184%, 6/21/2026[2,3]	EUR	8,000,000	8,154,260
Interactive Media & Services - 1.2%
Azerion Group N.V. (Netherlands) (3 mo. EURIBOR + 6.750%), 10.705%, 10/2/2026[3]	EUR	3,700,000	3,851,324
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]		6,650,000	6,037,385
			9,888,709
Total Communication Services			18,042,969
Consumer Discretionary - 1.2%
Broadline Retail - 1.2%
Alibaba Group Holding Ltd. (China), 4.00%, 12/6/2037		3,210,000	2,481,629
Amazon.com, Inc., 3.30%, 4/13/2027		4,000,000	3,764,339
Gaming Innovation Group plc (Malta) (3 mo. STIB + 8.500%), 12.546%, 6/11/2024 (Acquired 01/26/2022, cost $1,097,585)[3,4]	SEK	10,000,000	937,771
North Investment Group AB (Sweden) (3 mo. STIB + 9.000%), 12.973%, 5/5/2024 (Acquired 04/22/2021, cost $2,818,941)[3,4]	SEK	23,750,000	2,165,532
Total Consumer Discretionary			9,349,271
Consumer Staples - 0.7%
Beverages - 0.5%
PepsiCo, Inc., 3.90%, 7/18/2032		4,000,000	3,640,493
Food Products - 0.2%
Greenfood AB (Sweden) (3 mo. STIB + 7.000%), 10.955%, 11/4/2025 (Acquired 10/28/2021, cost $2,486,820)[3,4]	SEK	21,250,000	1,855,462
Total Consumer Staples			5,495,955

	SHARES/ PRINCIPAL AMOUNT[1]		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy - 2.2%
Energy Equipment & Services - 0.4%
Odfjell Rig III Ltd. (Norway), 9.25%, 5/31/2028		2,800,000	$2,854,438
Oil, Gas & Consumable Fuels - 1.8%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[2]		9,094,820	7,939,136
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039		454,000	452,842
Ping Petroleum UK Ltd. (Bermuda), 12.00%, 7/29/2024 (Acquired 07/14/2021-09/15/2021, cost $2,257,763)[4]		2,300,000	2,095,464
Ziton A/S (Denmark) (3 mo. EURIBOR + 9.500%), 13.299%, 6/9/2028[3]	EUR	4,000,000	4,176,137
			14,663,579
Total Energy			17,518,017
Financials - 3.3%
Banks - 1.5%
Bank of America Corp., (3 mo. U.S. Secured Overnight Financing Rate + 1.022%), 6.431%, 9/15/2026[3]		3,561,000	3,508,582
JPMorgan Chase & Co., 8.00%, 4/29/2027		3,000,000	3,238,720
KeyBank NA, (U.S. Secured Overnight Financing Index + 0.340%), 5.685%, 1/3/2024[5]		5,000,000	4,978,663
			11,725,965
Capital Markets - 0.3%
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Finance Corporation, 3.875%, 2/15/2026[2]		2,850,000	2,538,995
Consumer Finance - 0.2%
Navient Corp., 6.75%, 6/25/2025		1,800,000	1,772,538
Financial Services - 1.3%
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028		1,200,000	1,068,197
Legres AB (Sweden) (3 mo. STIB + 9.000%), 12.896%, 12/30/2025 (Acquired 06/15/2023-06/28/2023, cost $3,048,944)[3,4]	SEK	32,500,000	2,975,487
Novedo Holding AB (Sweden) (3 mo. STIB + 6.500%), 10.564%, 11/26/2024 (Acquired 11/15/2021-03/30/2022, cost $2,935,885)[3,4]	SEK	26,250,000	2,323,732
Puffin Finance S.A.R.L (Virgin Islands (British)), 15.00%, 9/11/2025		2,470,000	2,618,259

Investment Portfolio - September 30, 2023

(unaudited)

UNCONSTRAINED BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Financial Services (continued)
U.S. Claims Litigation Funding LLC, 10.25%, 3/17/2028 (Acquired 03/14/2023, cost $1,375,000)[4]		1,375,000	$1,244,716
			10,230,391
Total Financials			26,267,889
Industrials - 2.8%
Commercial Services & Supplies - 0.5%
Cartiga LLC, 9.00%, 6/15/2026 (Acquired 06/14/2021, cost $4,000,000)[4]		4,000,000	3,797,968
Electrical Equipment - 0.2%
Joetul AS (Norway) (3 mo. NIBOR + 6.950%), 11.33%, 10/6/2024[3]	NOK	23,000,000	2,174,762
Ground Transportation - 0.2%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[5]		1,500,000	1,456,013
Passenger Airlines - 1.5%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]		3,043,602	3,052,418
Southwest Airlines Co., 5.25%, 5/4/2025.		3,000,000	2,964,835
United Airlines Pass-Through Trust,
Series 2018-1, Class B, 4.60%, 3/1/2026		3,116,969	2,935,247
Series 2019-2, Class B, 3.50%, 5/1/2028		3,366,630	3,049,871
			12,002,371
Trading Companies & Distributors - 0.4%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028		1,970,000	1,688,908
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]		1,500,000	1,364,508
			3,053,416
Total Industrials			22,484,530
Information Technology - 0.4%
Software - 0.4%
Extenda Retail Holding 1 AB (Sweden) (3 mo. STIB + 6.750%), 10.921%, 3/30/2027 (Acquired 03/24/2022, cost $3,620,906)[3,4]	SEK	34,000,000	3,182,406
Materials - 0.2%
Metals & Mining - 0.2%
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]		1,750,000	1,573,169

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/06/2017-09/12/2019, cost $4,353,936)[4,6]	5,870,000	$587
Total Materials		1,573,756
Real Estate - 3.0%
Industrial REITs - 0.5%
IIP Operating Partnership LP, 5.50%, 5/25/2026	4,320,000	3,860,287
Retail REITs - 0.5%
Simon Property Group LP, 2.65%, 2/1/2032	5,500,000	4,289,947
Specialized REITs - 2.0%
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 09/21/2021- 07/08/2022, cost $4,218,250)[4]	4,345,000	4,105,763
SBA Tower Trust,
2.836%, 1/15/2025[2]	3,500,000	3,350,202
1.884%, 1/15/2026[2]	2,750,000	2,486,689
6.599%, 1/15/2028[2]	6,110,000	6,127,187
		16,069,841
Total Real Estate		24,220,075
Utilities - 2.7%
Electric Utilities - 2.3%
Alexander Funding Trust, 1.841%, 11/15/2023[2]	10,000,000	9,931,386
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	8,250,000	8,249,483
		18,180,869
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Operations Co. LLC, 3.55%, 7/15/2024[2]	3,500,000	3,412,624

Total Utilities		21,593,493
TOTAL CORPORATE BONDS
(Identified Cost $166,153,622)		149,728,361

ASSET-BACKED SECURITIES - 23.5%

Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.937%, 8/15/2046[2]	4,500,000	3,937,261
ALLO Issuer LLC, Series 2023-1A, Class A2, 6.20%, 6/20/2053[2]	4,400,000	4,121,849
BRSP Ltd., Series 2021-FL1, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.264%), 6.592%, 8/19/2038[2,3]	3,000,000	2,917,781
Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036[2]	2,863,840	2,604,472

Investment Portfolio - September 30, 2023

(unaudited)

UNCONSTRAINED BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Carmax Auto Owner Trust,
Series 2020-4, Class A3, 0.50%, 8/15/2025	2,832,286	$2,783,091
Series 2023-2, Class A1, 5.508%, 5/15/2024	751,761	751,705
Carvana Auto Receivables Trust, Series 2020-P1, Class A4, 0.61%, 10/8/2026	5,515,370	5,317,274
CF Hippolyta Issuer LLC,
Series 2020-1, Class A1, 1.69%, 7/15/2060[2]	3,687,753	3,350,037
Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	1,798,904	1,579,600
CNH Equipment Trust, Series 2023-A, Class A1, 5.425%, 5/15/2024	1,425,901	1,424,362
College Ave Student Loans LLC, Series 2021-A, Class A2, 1.60%, 7/25/2051[2]	1,598,739	1,357,488
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	1,733,810	1,506,913
CoreVest American Finance Trust,
Series 2019-1, Class A, 3.324%, 3/15/2052[2]	122,706	121,990
Series 2019-3, Class A, 2.705%, 10/15/2052[2]	1,636,119	1,559,831
Series 2020-3, Class A, 1.358%, 8/15/2053[2]	821,018	748,183
Series 2020-4, Class A, 1.174%, 12/15/2052[2]	914,569	830,180
CPS Auto Receivables Trust, Series 2021-C, Class C, 1.21%, 6/15/2027[2]	7,245,121	7,146,855
Credit Acceptance Auto Loan Trust,
Series 2020-3A, Class A, 1.24%, 10/15/2029[2]	370,285	369,680
Series 2021-2A, Class C, 1.64%, 6/17/2030[2]	3,800,000	3,617,519
Series 2021-3A, Class C, 1.63%, 9/16/2030[2]	3,000,000	2,824,963
Series 2022-1A, Class A, 4.60%, 6/15/2032[2]	7,400,000	7,236,034
DataBank Issuer,
Series 2021-1A, Class A2, 2.06%, 2/27/2051[2]	5,200,000	4,568,617
Series 2023-1A, Class A2, 5.116%, 2/25/2053[2]	3,345,000	3,059,403
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/2049[2]	5,000,000	4,274,099
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A, 3.58%, 11/25/2038[2]	1,339,330	1,245,068
Flagship Credit Auto Trust, Series 2023-2, Class A1, 5.42%, 5/15/2024[2]	155,598	155,567
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	4,760,000	4,168,627
FS RIALTO, Series 2021-FL2, Class A, (Cayman Islands) (1 mo. U.S. Secured Overnight Financing Rate + 1.334%), 6.665%, 5/16/2038[2,3]	2,950,266	2,913,078

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	2,997,421	$2,492,258
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56%, 12/26/2025[2]	3,000,000	2,843,363
Hotwire Funding LLC, Series 2021-1, Class A2, 2.311%, 11/20/2051[2]	3,500,000	3,074,249
HTS Fund I LLC, Series 2021-1, Class A, 1.411%, 8/25/2036[2]	1,657,449	1,407,440
ITE Rail Fund Levered LP, Series 2021-3A, Class A, 2.21%, 6/28/2051[2]	5,432,681	4,669,718
KREF Ltd., Series 2021-FL2, Class AS, (1 mo. U.S. Secured Overnight Financing Rate + 1.414%), 6.747%, 2/15/2039[2,3]	3,500,000	3,349,365
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A2FX, 2.73%, 10/25/2048[2]	269,534	262,003
LCCM Trust,
Series 2021-FL2, Class AS, (1 mo. U.S. Secured Overnight Financing Rate + 1.664%), 6.997%, 12/13/2038[2,3]	2,000,000	1,927,936
Series 2021-FL2, Class B, (1 mo. U.S. Secured Overnight Financing Rate + 2.014%), 7.347%, 12/13/2038[2,3]	3,000,000	2,861,087
LFS LLC, Series 2022-A, Class A, 5.25%, 5/15/2034 (Acquired 05/11/2022, cost $3,997,733)[4]	4,012,580	3,894,300
Libra Solutions LLC,
Series 2022-1A, Class A, 4.75%, 5/15/2034[2]	1,259,668	1,247,437
Series 2022-2A, Class A, 6.85%, 10/15/2034[2]	2,726,592	2,720,591
Series 2023-1A, Class A, 7.00%, 2/15/2035[2]	1,902,093	1,892,598
Navient Private Education Loan Trust,
Series 2014-1, Class A3, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.624%), 5.939%, 6/25/2031[3]	3,174,456	3,080,140
Series 2015-BA, Class A3, (1 mo. U.S. Secured Overnight Financing Rate + 1.564%), 6.897%, 7/16/2040[2,3]	1,514,401	1,503,963
Series 2017-2A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.164%), 6.479%, 12/27/2066[2,3]	2,824,151	2,813,242
Series 2020-1A, Class A1B, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.164%), 6.479%, 6/25/2069[2,3]	1,967,497	1,963,030
Series 2020-GA, Class A, 1.17%, 9/16/2069[2]	522,955	461,890
Series 2021-1A, Class A1A, 1.31%, 12/26/2069[2]	4,565,447	3,786,128
Series 2021-A, Class A, 0.84%, 5/15/2069[2]	811,063	698,190

Investment Portfolio - September 30, 2023

(unaudited)

UNCONSTRAINED BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Navient Private Education Loan Trust, (continued)
Series 2022-A, Class A, 2.23%, 7/15/2070[2]	3,210,597	$2,789,993
Nissan Auto Receivables Owner Trust, Series 2023-A, Class A1, 5.424%, 5/15/2024	1,337,484	1,336,950
Oxford Finance Funding LLC,
Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	1,171,850	1,170,401
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	2,459,694	2,372,475
Series 2020-1A, Class B, 4.037%, 2/15/2028[2]	1,026,477	976,284
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	4,650,000	4,344,798
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	4,430,000	4,348,939
PEAR LLC,
Series 2020-1, Class A, 3.75%, 12/15/2032[2]	693,683	688,343
Series 2021-1, Class A, 2.60%, 1/15/2034[2]	3,223,574	3,068,052
Series 2022-1, Class A1, 6.50%, 10/15/2034[2]	236,904	236,824
Series 2022-1, Class A2, 7.25%, 10/15/2034[2]	2,500,000	2,423,774
Series 2023-1, Class A, 7.42%, 7/15/2035[2]	3,402,540	3,381,597
Prestige Auto Receivables Trust,
Series 2023-1A, Class A1, 5.578%, 5/15/2024[2]	753,195	753,103
Progress Residential Trust, Series 2019-SFR4, Class A, 2.687%, 10/17/2036[2]	3,782,907	3,648,601
Santander Drive Auto Receivables Trust, Series 2021-4, Class B, 0.88%, 6/15/2026	1,362,509	1,355,205
Slam Ltd., Series 2021-1A, Class A, (Cayman Islands), 2.434%, 6/15/2046[2]	5,500,160	4,678,546
SMB Private Education Loan Trust, Series 2019-B, Class A2A, 2.84%, 6/15/2037[2]	2,066,327	1,902,798
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/2046[2]	3,400,000	3,013,079
Stonepeak, Series 2021-1A, Class AA, 2.301%, 2/28/2033[2]	682,980	619,262
Store Master Funding I-VII and XIV, Series 2019-1, Class A1, 2.82%, 11/20/2049[2]	2,374,169	2,125,493
Towd Point Mortgage Trust,
Series 2016-5, Class A1, 2.50%, 10/25/2056[2,7]	76,634	75,616
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,7]	192,230	190,089
Series 2018-2, Class A1, 3.25%, 3/25/2058[2,7]	437,512	417,965

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Towd Point Mortgage Trust, (continued)
Series 2019-HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 6.434%, 10/25/2048[2,3]	1,032,384	$1,033,896
Tricon American Homes, Series 2020- SFR1, Class C, 2.249%, 7/17/2038[2]	2,500,000	2,244,629
Trinity Rail Leasing 2018 LLC, Series 2020-1A, Class A, 1.96%, 10/17/2050[2]	1,935,959	1,699,706
Trinity Rail Leasing 2021 LLC, Series 2021-1A, Class A, 2.26%, 7/19/2051[2]	1,827,901	1,536,809
TRP LLC, Series 2021-1, Class A, 2.07%, 6/19/2051[2]	2,850,693	2,449,895
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2, 1.645%, 9/15/2045[2]	6,500,000	5,870,275
Vertical Bridge Holdings LLC, Series 2020-2A, Class A, 2.636%, 9/15/2050[2]	4,000,000	3,666,848
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $201,487,058)		187,860,700

COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.9%

BDS, Series 2021-FL8, Class B, (Cayman Islands) (1 mo. U.S. Secured Overnight Financing Rate + 1.464%), 6.795%, 1/18/2036[2,3]	3,000,000	2,957,263
BRAVO Residential Funding Trust, Series 2019-2, Class A3, 3.50%, 10/25/2044[2,7]	2,879,885	2,680,379
Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,7]	2,587,587	2,216,635
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,7]	65,174	60,055
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,7]	109,660	89,752
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	55,930	53,621
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, 3.144%, 12/10/2036[2]	4,480,000	4,283,017
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K106, Class X1 (IO), 1.477%, 1/25/2030[7]	53,676,849	3,631,499
GCAT Trust, Series 2022-NQM3, Class A1, 4.348%, 4/25/2067[2,7]	9,095,554	8,377,986
GS Mortgage-Backed Securities Trust,
Series 2021-GR3, Class A6, 2.50%, 4/25/2052[2,7]	5,183,325	4,250,481
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,7]	3,234,005	2,685,090
Series 2022-PJ1, Class A15, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.00%, 5/28/2052[2,3]	4,448,356	4,074,958

Investment Portfolio - September 30, 2023

(unaudited)

UNCONSTRAINED BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage-Backed Securities Trust, (continued)
Series 2022-PJ3, Class A24, 3.00%, 8/25/2052[2,7]	8,668,032	$7,495,791
Imperial Fund Mortgage Trust,
Series 2022-NQM2, Class A1, 3.638%, 3/25/2067[2,8]	6,663,553	5,930,679
Series 2022-NQM3, Class A1, 4.38%, 5/25/2067[2,8]	4,115,418	3,837,004
Series 2022-NQM4, Class A1, 4.767%, 6/25/2067[2,8]	9,021,226	8,467,874
J.P. Morgan Mortgage Trust,
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,7]	286,719	265,903
Series 2022-INV3, Class A4B, 3.00%, 9/25/2052[2,7]	6,743,277	5,730,877
Metlife Securitization Trust, Series 2019-1A, Class A, 3.75%, 4/25/2058[2,7]	740,685	676,442
New Residential Mortgage Loan Trust,
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,7]	228,497	204,674
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,7]	323,788	295,132
Series 2019-2A, Class A1, 4.25%, 12/25/2057[2,7]	1,550,570	1,450,679
NYMT Loan Trust, Series 2022-CP1, Class A1, 2.042%, 7/25/2061[2]	1,986,806	1,759,149
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 11.320%, 7/25/2029 (Acquired 07/24/2023, cost $4,498,054)[3,4]	4,498,054	4,497,406
RCKT Mortgage Trust, Series 2021-6, Class A5, 2.50%, 12/25/2051[2,7]	5,045,910	4,170,699
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 3/25/2067[2]	3,099,484	2,818,622
Sequoia Mortgage Trust,
Series 2013-2, Class A, 1.874%, 2/25/2043[7]	116,155	92,745
Series 2013-6, Class A2, 3.00%, 5/25/2043[7]	1,206,062	1,023,560
Series 2013-7, Class A2, 3.00%, 6/25/2043[7]	113,585	97,117
Series 2013-8, Class A1, 3.00%, 6/25/2043[7]	138,925	118,582
Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 8.50%, 11/15/2027[2,3]	1,623,210	1,149,928
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,7]	1,990,706	1,819,401
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,7].	70,087	61,267
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $94,623,000)		87,324,267

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

FOREIGN GOVERNMENT BONDS - 0.5%

Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024
(Identified Cost $4,476,280)	4,500,000	$4,331,347

MUNICIPAL BONDS - 0.4%

Hawaii, Series GC, G.O. Bond, 2.632%, 10/1/2037
(Identified Cost $4,049,902)	3,905,000	2,781,862

U.S. TREASURY SECURITIES - 39.0%

U.S. Treasury Notes - 39.0%
U.S. Treasury Inflation Indexed Note
0.125%, 10/15/2025	13,086,779	12,403,412
0.125%, 4/15/2026	13,237,121	12,369,701
0.50%, 1/15/2028	13,314,932	12,278,741
U.S. Treasury Note
0.375%, 8/15/2024	10,460,000	10,007,687
1.125%, 1/15/2025	43,875,000	41,592,129
2.125%, 5/15/2025	51,023,000	48,591,435
2.25%, 11/15/2027	44,305,000	40,300,243
2.75%, 2/15/2028	26,155,000	24,195,418
2.875%, 5/15/2028	68,425,000	63,421,422
2.875%, 8/15/2028	25,475,000	23,526,561
3.125%, 11/15/2028	25,385,000	23,643,748
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $319,612,060)		312,330,497

U.S. GOVERNMENT AGENCIES - 3.1%

Mortgage-Backed Securities - 3.1%
Fannie Mae
Pool #AD0462, UMBS, 5.50%, 10/1/2024	625	620
Pool #MA0115, UMBS, 4.50%, 7/1/2029	22,535	21,918
Pool #MA1834, UMBS, 4.50%, 2/1/2034	104,645	99,482
Pool #995876, UMBS, 6.00%, 11/1/2038	191,515	197,960
Pool #FS4047, UMBS, 3.50%, 12/1/2042	7,765,130	6,828,216
Pool #AW5338, UMBS, 4.50%, 6/1/2044	470,128	436,136
Pool #AS3878, UMBS, 4.50%, 11/1/2044	297,070	279,696
Pool #BE7845, UMBS, 4.50%, 2/1/2047	80,276	75,281
Freddie Mac
Pool #G13331, 5.50%, 10/1/2023	1	1
Pool #C91359, 4.50%, 2/1/2031	65,015	62,906
Pool #D98711, 4.50%, 7/1/2031	193,042	186,766
Pool #C91746, 4.50%, 12/1/2033	146,711	139,609

Investment Portfolio - September 30, 2023

(unaudited)

UNCONSTRAINED BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac (continued)
Pool #G05900, 6.00%, 3/1/2040	33,770	$34,950
Pool #RB5264, UMBS, 5.50%, 10/1/2043	8,000,000	7,811,971
Pool #QG6308, UMBS, 6.00%, 7/1/2053	8,456,456	8,368,349
TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $24,653,941)		24,543,861

SHORT-TERM INVESTMENT - 2.5%

Dreyfus Government Cash Management, Institutional Shares, 5.22%[9]
(Identified Cost $20,370,709)	20,370,709	20,370,709
–
TOTAL INVESTMENTS - 98.9%
(Identified Cost $840,801,526)		791,556,634
OTHER ASSETS, LESS LIABILITIES - 1.1%.		9,094,261
NET ASSETS - 100%		$800,650,895

FUTURES CONTRACTS: LONG POSITIONS OPEN AT SEPTEMBER 30, 2023
CONTRACTS PURCHASED	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE [1]	VALUE/UNREALIZED DEPRECIATION
1,600	U.S. Treasury Notes (2 Year)	CME	December 2023	324,337,501	$(820,131)
TOTAL LONG POSITIONS					$(820,131)

FUTURES CONTRACTS: SHORT POSITIONS OPEN AT SEPTEMBER 30, 2023
CONTRACTS SOLD	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE [1]	VALUE/UNREALIZED APPRECIATION
665	U.S. Ultra Treasury Bonds (10 Year)	CME	December 2023	74,189,063	$2,075,239
TOTAL SHORT POSITIONS					$2,075,239

CME - Chicago Mercantile Exchange

EUR - Euro

EURIBOR - Euro Interbank Offered Rate

G.O. Bond - General Obligation Bond

IO - Interest only

LIBOR - London Interbank Offered Rate

NIBOR - Norwegian Interbank Offered Rate

No. - Number

NOK - Norwegian Krone

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

SEK - Swedish Krona

STIB - Stockholm Interbank Offered Rate

UMBS - Uniform Mortgage-Backed Securities

1Amount is stated in USD unless otherwise noted.

Investment Portfolio - September 30, 2023

(unaudited)

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2023 was $309,944,852, which represented 38.7% of the Series’ Net Assets.

3Floating rate security. Rate shown is the rate in effect as of September 30, 2023.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at September 30, 2023 was $33,076,594, or 4.1% of the Series’ Net Assets.

5Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of September 30, 2023.

6Issuer filed for bankruptcy and/or is in default of interest payments.

7Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of September 30, 2023.

8Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of September 30, 2023.

9Rate shown is the current yield as of September 30, 2023.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2023 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Preferred securities:
Information Technology	$2,285,030	$2,285,030	$—	$—
Debt securities:
U.S. Treasury and other U.S. Government agencies	336,874,358	—	336,874,358	—
States and political subdivisions (municipals)	2,781,862	—	2,781,862	—
Corporate debt:
Communication Services	18,042,969	—	18,042,969	—
Consumer Discretionary	9,349,271	—	9,349,271	—
Consumer Staples	5,495,955	—	5,495,955	—
Energy	17,518,017	—	17,518,017	—
Financials	26,267,889	—	26,267,889	—
Industrials	22,484,530	—	22,484,530	—
Information Technology	3,182,406	—	3,182,406	—
Materials	1,573,756	—	1,573,756	—
Real Estate	24,220,075	—	24,220,075	—
Utilities	21,593,493	—	21,593,493	—
Asset-backed securities	187,860,700	—	187,860,700	—
Commercial mortgage-backed securities	87,324,267	—	87,324,267	—
Foreign government bonds	4,331,347	—	4,331,347	—
Short-Term Investment	20,370,709	20,370,709	—	—

Investment Portfolio - September 30, 2023

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Other financial instruments:*
Interest rate contracts	$2,075,239	$2,075,239	$—	$—
Total assets	793,631,873	24,730,978	768,900,895	—
Liabilities:
Other financial instruments:*
Interest rate contracts	(820,131)	(820,131)	—	—
Total liabilities	(820,131)	(820,131)	—	—
Total	$792,811,742	$23,910,847	$768,900,895	$—

*Other financial instruments are futures (Level 1). Futures are valued at the unrealized appreciation (depreciation) on the instrument.

There were no Level 3 securities held by the Series as of September 30, 2023.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.